APPLICATION OF NEW AND REVISED IFRS, IAS, IFRIC, AND SIC ISSUED BY THE IASB (collectively, “IFRS Accounting Standards”) (Tables)	12 Months Ended
Dec. 31, 2025
New and Revised Standards [Abstract]
Disclosure of expected impact of initial application of new standards or interpretations	New and revised standards, amendments and interpretations in issue but not yet effective

New, Amended and Revised Standards and Interpretations	Effective Date Issued by IASB
Amendments to IFRS 9 and IFRS 7 “Amendments to the Classification and Measurement of Financial Instruments” - the amendments to the application guidance of classification of financial assets	January 1, 2026
Annual Improvements to IFRS Accounting Standards - Volume 11	January 1, 2026
(Continued)

New, Amended and Revised Standards and Interpretations	Effective Date Issued by IASB
Amendments to IFRS 9 and IFRS 7 “Contracts Referencing Nature- dependent Electricity”	January 1, 2026
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture”	To be determined by IASB
IFRS 18 “Presentation and Disclosure in Financial Statements”	January 1, 2027
(Concluded)